RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
BP Employee Savings Plan (Plan No. 001)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets after transfer per the financial statements	$ 800,911
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(7,396)
Adjustment from contract value to fair value for fully benefit responsive investment contracts, prior year	15,484
Net increase after transfer per the Form 5500	808,999
BP Partnership Savings Plan (Plan No. 051)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets after transfer per the financial statements	6,934
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(28)
Adjustment from contract value to fair value for fully benefit responsive investment contracts, prior year	66
Net increase after transfer per the Form 5500	6,972
BP DirectSave Plan (Plan No. 052)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets after transfer per the financial statements	2,232
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(31)
Adjustment from contract value to fair value for fully benefit responsive investment contracts, prior year	60
Net increase after transfer per the Form 5500	2,261
BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets after transfer per the financial statements	78,347
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(120)
Adjustment from contract value to fair value for fully benefit responsive investment contracts, prior year	201
Net increase after transfer per the Form 5500	78,428
Archaea Employee Savings Plan (Plan No. 101)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets after transfer per the financial statements	13,814
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(27)
Adjustment from contract value to fair value for fully benefit responsive investment contracts, prior year	68
Net increase after transfer per the Form 5500	$ 13,855